Other Assets - Narrative (Details) $ in Thousands		12 Months Ended
	May 01, 2021 USD ($) ft² option	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 28,269	$ 6,018
Lease liabilities		30,792	6,403	$ 6,524
Additions (dispositions)		45,748	11,993
Depreciation expense		9,096	6,814
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Area of leased property (in sqft) | ft²	78,000
Lessee, lease, term of contract	11 years 6 months
Number of renewal options | option	2
Finance lease, renewal term	5 years
Right-of-use assets	$ 21,638
Lease liabilities	$ 21,638
Additions (dispositions)		25,836	1,966
Depreciation expense		3,585	2,314
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions (dispositions)		7,821	178
Depreciation expense		$ 823	$ 499